Consolidated Statements of Operations and Comprehensive Loss - CAD ($)		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Operating expenses
General and administrative (Note 17)		$ 4,327,334	$ 3,029,730	$ 233,220
Research and development (Note 18)		4,205,245	646,487
Total operating expenses		8,532,579	3,676,217	233,220
Loss before other expenses		(8,532,579)	(3,676,217)	(233,220)
Impairment of exploration and evaluation assets			(10,000)	(179,689)
Finance expenses
Unrealized loss on short-term investment (Note 6)		(420,646)
Foreign exchange loss		(552)	(33,528)
Interest expense		(19,678)
Change in fair value of derivative liability (Note 8c)		(396,597)
Total finance expenses		(837,473)	(33,528)
Loss Before taxes		(9,370,052)	(3,719,745)	(412,909)
Tax expenses		(40,754)
Net Loss		(9,410,806)	(3,719,745)	(412,909)
Items that may be reclassified subsequently to profit or loss:
Foreign exchange differences on translation of foreign operations		(29,004)
Comprehensive loss		$ (9,439,810)	$ (3,719,745)	$ (412,909)
Loss per share, basic and diluted (in Dollars per share)	[1]	$ (7.24)	$ (4.01)	$ (0.76)
Weighted average number of shares for the purposes of basic and diluted loss per share (in Shares)	[1]	1,300,050	927,345	543,902

[1]	On September 30, 2022, the Company effected a 1-for-30 share consolidation (reverse share split) of its issued and outstanding shares. All share amounts have been retroactively restated for all periods presented.